Segment information - Other (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment information
Total net revenues	$ 12,293,499	¥ 84,523,948	¥ 72,912,313	¥ 56,591,302
Product revenues
Segment information
Total net revenues	11,855,178	81,510,275	71,171,653	55,281,900
Apparel
Segment information
Total net revenues		30,446,797	24,642,418	20,381,929
Shoes and bags
Segment information
Total net revenues		8,442,178	8,340,015	7,734,909
Cosmetics
Segment information
Total net revenues		11,700,310	10,607,267	7,574,423
Sportswear and sporting goods
Segment information
Total net revenues		5,699,740	4,747,077	3,518,007
Home goods and other lifestyle products
Segment information
Total net revenues		9,808,677	9,875,682	6,622,624
Toys, kids and baby
Segment information
Total net revenues		8,013,615	6,978,246	5,535,834
Other goods
Segment information
Total net revenues		7,398,958	5,980,948	3,914,174
Other revenues
Segment information
Total net revenues	$ 438,321	¥ 3,013,673	¥ 1,740,660	¥ 1,309,402